Consolidated Statements of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income after tax	$ 1,028	$ 1,152
Depreciation of property and equipment	11	24
Amortization of right-of-use assets	57	43
Gain on disposal of property	(177)
Interest expense	178	23
Fair value loss/(gain) on derivative financial instruments		(21)
Change in working capital:
Accounts receivable, net	(16,806)	2,716
Deposits, prepayments and other receivables	(540)	24
Accounts payable	17,067
Accrued liabilities	(25)	(44)
Lease liabilities	(62)	(47)
Income tax payable	(119)	200
Interest paid		(20)
Net cash (used in)/provided by operating activities	612	4,050
Cash flows from investing activities:
Derivative financial instruments	(78)	(107)
Proceeds from disposal of property	957
Amount due from shareholder	(327)	(81)
Net cash provided by/(used in) investing activities	552	(188)
Cash flows from financing activities:
Amount due to related party		(175)
Payment of offering costs	(1,321)
Dividend paid	(4,745)	(1,500)
Net cash used in financing activities	(6,066)	(1,675)
Net change in cash and cash equivalents	(4,902)	2,187
BEGINNING OF FINANCIAL YEAR	8,245	6,058
END OF FINANCIAL YEAR	3,343	8,245
Supplemental Cash Flow Information:
Cash paid for income taxes	(219)	(25)
Cash paid for interest	(3)	(23)
Supplemental schedule of noncash financing activities
Loan from shareholder	5,000
Dividend payable	$ (5,000)